FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Maturities of Financial Liabilities) (Details) ₪ in Millions	Dec. 31, 2019 ILS (₪)
Principal payments of long term indebtedness:
Total undisco-unted	₪ 3,424
Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	218
Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	1,021
Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	350
Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	89
Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	102
Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	159
Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	685
Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	800
Less than one year [Member]
Principal payments of long term indebtedness:
Total undisco-unted	1,348
Less than one year [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
Less than one year [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	204
Less than one year [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	30
Less than one year [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
Less than one year [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	41
Less than one year [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	141
Less than one year [Member] | Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	800
2021 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	517
2021 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
2021 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	204
2021 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	30
2021 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2021 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	33
2021 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	118
2022 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	417
2022 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	204
2022 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	35
2022 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
2022 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2022 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	27
2022 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	99
2023 to 2024 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	711
2023 to 2024 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	409
2023 to 2024 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	70
2023 to 2024 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	33
2023 to 2024 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	34
2023 to 2024 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	165
2025 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	431
2025 [Member] | Notes payable series G [Member]
Principal payments of long term indebtedness:
Total undisco-unted	245
2025 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	24
2025 [Member] | Lease liabilities (undiscounted) [Member]
Principal payments of long term indebtedness:
Total undisco-unted	₪ 162